Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 83,239	$ 79,052
Down payments from clients	2,006	542
Other accounts payable	37,101	34,313
Total	$ 122,346	$ 113,907